Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table (“SCT”) Total Compensation for PEO (1)	Compensation Actually Paid to PEO(2)	Average SCT Total Compensation for Other Non- PEO NEOs(3)	Average Compensation Actually Paid to Other Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based on:		Net Income($) (thousands)(5)	Book Value per Share(6)
					Cumulative Total Stockholder Return (“TSR”)(4)	Peer Group Cumulative TSR(4)
2024	$9,960,723	$19,048,294	$1,793,074	$2,939,328	$190.95	$154.79	$688,068	$37.46
2023	$8,084,993	$13,943,630	$1,689,010	$2,307,248	$166.54	$133.21	$665,511	$33.19
2022	$7,853,225	$9,520,813	$1,658,390	$1,838,710	$132.49	$90.52	$704,157	$29.05
2021	$11,006,561	$14,078,504	$1,875,884	$1,988,829	$106.61	$98.97	$546,685	$24.70

Company Selected Measure Name	Book Value per Share
Named Executive Officers, Footnote	Our PEO in 2021 through 2024 was Mr. Rohit Gupta.The non-PEO NEOs included for 2021 through 2024 are: Hardin Dean Mitchell, Evan Stolove, Michael Derstine and Brian Gould.
Peer Group Issuers, Footnote	Cumulative TSR is calculated assuming $100 was invested on September 16, 2021, the date our common stock commenced trading on Nasdaq, through the end of the applicable fiscal year. The market cap weighted peer group is the composite peer group consisting of Essent Group Ltd., MGIC Investment Corporation, NMI Holdings, Inc., and Radian Group Inc., used for the stock performance graph reported in our Annual Report on Form 10-K for the fiscal year ended December 31, 2024.
PEO Total Compensation Amount	$ 9,960,723	$ 8,084,993	$ 7,853,225	$ 11,006,561
PEO Actually Paid Compensation Amount	$ 19,048,294	13,943,630	9,520,813	14,078,504
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in this column represent the amount of “compensation actually paid” as calculated in accordance with Item 402(v) of SEC Regulation S-K. The following adjustments were made to the PEO’s 2024 total compensation as reported in the SCT and the average of the total compensation for our non-PEO NEOs for 2024 as reported in the SCT to determine the 2024 compensation actually paid to the PEO and the 2024 average compensation actually paid to our non-PEO NEOs, respectively. For purposes of the adjustments below, the fair values of equity awards were calculated consistent with ASC 718 using the same methodology as used to account for share-based payments in the Corporation’s financial statements.

Adjustments(b)	PEO(a)	Average for Non-PEO NEOs
	2024	2024
SCT Total	$9,960,723	$1,793,074
Less, Amounts Reported in the “Stock Awards” Column in the SCT	-$5,857,813	-$646,823
Plus, the Year End Fair Value of Awards Granted during the Year that Remained Unvested as of Year End	$8,022,339	$862,720
Plus, the Change in Fair Value from Prior Year End to 2024 Year End for Awards Granted in Prior Years that were Outstanding and Unvested as of 2024 Year End	$4,846,425	$592,739
Plus, the Change in Fair Value from Prior Year End to Vesting Date for Awards Granted in Prior Years that Vested During the Year	$836,817	$176,950
Plus, Dividends or Other Earnings Paid during the 2024 Fiscal Year that are Not Otherwise Included in Total Compensation	$1,239,803	$160,668
Total Equity Award Adjustments	$9,087,571	$1,146,254
Compensation Actually Paid	$19,048,294	$2,939,328

Non-PEO NEO Average Total Compensation Amount	$ 1,793,074	1,689,010	1,658,390	1,875,884
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,939,328	2,307,248	1,838,710	1,988,829
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in this column represent the amount of “compensation actually paid” as calculated in accordance with Item 402(v) of SEC Regulation S-K. The following adjustments were made to the PEO’s 2024 total compensation as reported in the SCT and the average of the total compensation for our non-PEO NEOs for 2024 as reported in the SCT to determine the 2024 compensation actually paid to the PEO and the 2024 average compensation actually paid to our non-PEO NEOs, respectively. For purposes of the adjustments below, the fair values of equity awards were calculated consistent with ASC 718 using the same methodology as used to account for share-based payments in the Corporation’s financial statements.

Adjustments(b)	PEO(a)	Average for Non-PEO NEOs
	2024	2024
SCT Total	$9,960,723	$1,793,074
Less, Amounts Reported in the “Stock Awards” Column in the SCT	-$5,857,813	-$646,823
Plus, the Year End Fair Value of Awards Granted during the Year that Remained Unvested as of Year End	$8,022,339	$862,720
Plus, the Change in Fair Value from Prior Year End to 2024 Year End for Awards Granted in Prior Years that were Outstanding and Unvested as of 2024 Year End	$4,846,425	$592,739
Plus, the Change in Fair Value from Prior Year End to Vesting Date for Awards Granted in Prior Years that Vested During the Year	$836,817	$176,950
Plus, Dividends or Other Earnings Paid during the 2024 Fiscal Year that are Not Otherwise Included in Total Compensation	$1,239,803	$160,668
Total Equity Award Adjustments	$9,087,571	$1,146,254
Compensation Actually Paid	$19,048,294	$2,939,328

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid versus Total Shareholder Return

PEO CAP	Average Non-PEO NEO CAP	Peer TSR	Enact TSR

Compensation Actually Paid vs. Net Income	Compensation Actually Paid versus Net Income

PEO CAP	Average Non-PEO NEO CAP	Net Income

Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid versus Book Value Per Share

PEO CAP	Average Non-PEO NEO CAP	Book Value Per Share

Total Shareholder Return Vs Peer Group	Compensation Actually Paid versus Total Shareholder Return

PEO CAP	Average Non-PEO NEO CAP	Peer TSR	Enact TSR

Tabular List, Table	•Book Value per Share •Adjusted Operating Income •Adjusted Return on Equity
Total Shareholder Return Amount	$ 190.95	166.54	132.49	106.61
Peer Group Total Shareholder Return Amount	154.79	133.21	90.52	98.97
Net Income (Loss)	$ 688,068,000	$ 665,511,000	$ 704,157,000	$ 546,685,000
Company Selected Measure Amount | $ / shares	37.46	33.19	29.05	24.70
PEO Name	Mr. Rohit Gupta
Additional 402(v) Disclosure	The dollar amounts reported for net income are as reflected in Enact’s audited consolidated financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	Book Value per Share
Non-GAAP Measure Description	Book Value per Share is a metric used in our equity incentive program and subject to the following adjustments: Excludes the impact, if any, on reported financial results of any of the following events or items that occur during the performance period: a) accumulated other comprehensive income (loss), b) any dividends declared on Shares, c) repurchases of Shares, d) repurchases of convertible debt, e) certain litigation settlements and judgements, f) changes in foreign exchange rates, and g) changes in accounting principles or other laws or provisions. We review changes in Book Value per Share as a means of evaluating performance during the performance year.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Return on Equity
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 9,087,571
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,857,813)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,022,339
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,846,425
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	836,817
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,239,803
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,146,254
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(646,823)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	862,720
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	592,739
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	176,950
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 160,668